Pensions and Other Postretirement Benefits (Pension Plans with ABO and PBO in Excess of Plan Assets) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$ 456	$ 562
Fair value of plan assets	106	203
Information for the pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	456	565
Fair value of plan assets	$ 106	$ 203